Leases (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Nov. 01, 2022
Rent expense	$ 90,253	$ 180,506	$ 90,253	$ 90,253
Income from subleases	24,325	$ 25,048	49,920	$ 62,620
Right of use assets recognized	$ 1,401,041		$ 1,401,041		$ 2,200,000
Remaining lease term			4 years 3 months 18 days
Dream Go [Member]
Right of use assets recognized					$ 2,200,000
Borrowing rate					4.00%